GUINNESS ATKINSON CHINA & HONG KONG FUND

Schedule of Investments

at March 31, 2026

Shares	Common Stocks: 99.1%	Value
	Appliances: 10.2%
292,600	Haier Smart Home Co., Ltd. - H Shares	$783,788
84,200	Midea Group Co., Ltd.	936,312
137,509	Zhejiang Supor Cookware - A Shares	877,040
		2,597,140
	Application Software: 2.9%
597,000	TravelSky Technology Ltd.	741,824

	Auto/Cars - Light Trucks: 3.9%
363,000	Geely Automobile Holdings Ltd.	982,745

	Auto/Trucks Parts & Equipment: 3.5%
254,480	Weichai Power Co., Ltd. - H Shares	900,548

	Automobiles: 3.6%
67,400	BYD Co. Ltd.	923,193

	Commercial Banks: 3.4%
134,500	China Merchants Bank Co., Ltd. - H Shares	852,536

	E-Commerce/Services: 7.2%
24,500	Alibaba Group Holding Ltd.	381,034
4,201	Alibaba Group Holding Ltd. - ADR	527,057
19,202	JD.com Inc.	282,131
21,178	JD.com Inc. - ADR	626,233
		1,816,455
	Electrical Equipment: 3.5%
217,758	Hongfa Technology Co., Ltd.	887,711

	Energy-Alternate: 4.2%
418,070	Hangzhou First Applied Materials Co., Ltd.	1,072,082

	Finance: 3.1%
15,800	Hong Kong Exchanges & Clearing Ltd.	795,257

	Food-Dairy Products: 3.6%
238,900	Inner Mongolia Yili Industrial Group Co., Ltd. - A Shares	915,157

	Home Furnishings: 3.3%
447,200	Suofeiya Home Collection - A Shares	825,927

	Hotels, Restaurants & Leisure: 3.7%
86,300	Meituan - Class B*,1	929,015

GUINNESS ATKINSON CHINA & HONG KONG FUND

Schedule of Investments

at March 31, 2026

Shares	Common Stocks: 99.1%	Value
	Insurance: 7.2%
91,200	AIA Group Ltd.	$1,004,448
106,500	Ping An Insurance Group Company of China Ltd. - H Shares	823,150
		1,827,598
	Internet Application Software: 4.4%
17,600	Tencent Holdings Ltd.	1,108,392

	Internet Content - Entertainment: 2.9%
6,669	NetEase Inc. - ADR	746,528

	Machinery: 16.3%
327,000	Haitian International Holdings Ltd.	849,131
219,968	NARI Technology Co., Ltd. - A Shares	835,163
298,497	Sany Heavy Industry Co., Ltd. - A Shares	839,035
70,600	Shandong Himile Mechanical Science & Technology Co., Ltd.	817,913
81,954	Shenzhen Inovance Technology Co., Ltd. - A Shares	804,207
		4,145,449
	Pharmaceuticals: 3.4%
1,148,500	Sino Biopharmaceutical Ltd.	874,514

	Real Estate Operations/Development: 2.8%
476,000	China Overseas Land & Investments Ltd.	707,420

	Retail-Apparel: 2.8%
117,300	Shenzhou International Group Holdings Ltd.	710,822

	Web Portals: 3.2%
7,184	Baidu Inc. - ADR*	800,441

	Total Common Stock	25,160,754
	(cost $24,763,967)

	Total Investments in Securities	25,160,754
	(cost $24,763,967): 99.1%

	Other Assets in Excess of Liabilities: 0.9%	224,867

	Net Assets: 100.0%	$25,385,621

*	Non-income producing security.

ADR - American Depository Receipt

[1]	Securities noted are exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.